THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
DYNAMIC FIXED INCOME ETF
JUNE 30, 2025
(Unaudited)

SCHEDULES OF INVESTMENTS

Description	Shares	Fair Value (000)
EXCHANGE-TRADED FUNDS — 99.5%

Domestic Fixed Income — 99.5%
Global X 1-3 Month T-Bill ETF	44,919	$4,511
Goldman Sachs Access Treasury 0-1 Year ETF(A)	376,112	37,668
iShares 0-3 Month Treasury Bond ETF(A)	282,828	28,478
iShares TIPS Bond ETF	161,864	17,811
SPDR Bloomberg 1-3 Month T-Bill ETF(A)	418,023	38,345
SPDR Portfolio Intermediate Term Treasury ETF	544,043	15,652
SPDR Portfolio TIPS ETF(A)	1,276,010	33,253
Vanguard Intermediate-Term Treasury ETF	330,589	19,773

Total Exchange-Traded Funds
(Cost $194,314)		195,491

SHORT-TERM INVESTMENT — 1.0%
First American Government Obligations Fund - Cl X, 4.25%(B)	1,966,114	1,966

Total Short-Term Investment
(Cost $1,966)		1,966

Total Investments - 100.5%
(Cost $196,280)		$197,457

Percentages are based on Net Assets of $196,379 (000).

(A)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at https://www.SEC.gov.

(B)	The rate shown is the 7-day effective yield as of June 30, 2025.

Cl — Class

ETF — Exchange Traded Fund

SPDR — Standard & Poor's Depositary Receipts

TIPS — Treasury Inflation Protected Security

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
DYNAMIC HARD ASSETS ETF
JUNE 30, 2025
(Unaudited)

SCHEDULES OF INVESTMENTS

Description	Shares	Fair Value (000)
EXCHANGE-TRADED FUNDS — 99.6%
Domestic Commodity — 79.5%
Harbor Commodity All Weather Strategy ETF(A)	718,299	$17,448
Invesco Agriculture Commodity Strategy No. K-1 ETF(A)	505,883	17,640
Sprott Physical Gold and Silver Trust(A)*	589,317	17,738
Sprott Physical Gold Trust(A)*	688,425	17,452
		70,278
Domestic Fixed Income — 20.1%
iShares 0-5 Year TIPS Bond ETF(A)	173,211	17,825

Total Exchange-Traded Funds
(Cost $83,221)		88,103

SHORT-TERM INVESTMENT — 0.4%
First American Government Obligations Fund - Cl X, 4.25%(B)	338,822	339

Total Short-Term Investment
(Cost $339)		339

Total Investments - 100.0%
(Cost $83,560)		$88,442

Percentages are based on Net Assets of $88,403 (000).

*	Non-income producing security.

(A)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at https://www.SEC.gov.

(B)	The rate shown is the 7-day effective yield as of June 30, 2025.

Cl — Class

ETF — Exchange Traded Fund

TIPS — Treasury Inflation Protected Security

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
DYNAMIC INTERNATIONAL EQUITY ETF
JUNE 30, 2025
(Unaudited)

SCHEDULES OF INVESTMENTS

Description	Shares	Fair Value (000)
EXCHANGE-TRADED FUNDS — 99.6%
International Equity — 99.6%
iShares MSCI China ETF	99,863	$5,502
iShares MSCI EAFE ETF	285	25
iShares MSCI Germany ETF	110,300	4,667
iShares MSCI Global Gold Miners ETF	28,792	1,260
iShares MSCI India ETF*	18,515	1,031
iShares MSCI Japan Small-Capital ETF	15,304	1,299
JPMorgan BetaBuilders Japan ETF(A)	158,346	9,783
Select STOXX Europe Aerospace & Defense ETF	30,513	1,317
SPDR EURO STOXX 50 ETF	13,273	793
SPDR MSCI ACWI ex-US ETF(A)	456,426	14,907
SPDR Portfolio Emerging Markets ETF(A)	207,324	8,861
SPDR S&P Emerging Markets Small Cap ETF	21,148	1,312
Vanguard Total International Stock ETF(A)	215,436	14,884

Total Exchange-Traded Funds
(Cost $62,841)		65,641

SHORT-TERM INVESTMENT — 1.2%
First American Government Obligations Fund - Cl X, 4.25%(B)	809,544	810

Total Short-Term Investment
(Cost $810)		810

Total Investments - 100.8%
(Cost $63,651)		$66,451

Percentages are based on Net Assets of $65,895 (000).

*	Non-income producing security.

(A)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at https://www.SEC.gov.

(B)	The rate shown is the 7-day effective yield as of June 30, 2025.

ACWI — All Country World Index

Cl — Class

ETF — Exchange Traded Fund

S&P— Standard & Poor's

SPDR — Standard & Poor's Depositary Receipts

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
DYNAMIC US EQUITY ETF
JUNE 30, 2025
(Unaudited)

SCHEDULES OF INVESTMENTS

Description	Shares	Fair Value (000)
EXCHANGE-TRADED FUNDS — 99.5%

Domestic Equity — 99.5%
Communication Services Select Sector SPDR Fund	20,717	$2,249
Consumer Discretionary Select Sector SPDR Fund	11,008	2,392
Consumer Staples Select Sector SPDR Fund	16,788	1,359
Energy Select Sector SPDR Fund	1,460	124
Financial Select Sector SPDR Fund	62,779	3,288
Health Care Select Sector SPDR Fund	14,309	1,929
Industrial Select Sector SPDR Fund	12,136	1,790
Innovator U.S. Equity Buffer ETF - June(A)*	222,264	9,726
Innovator US Equity 5 to 15 Buffer ETF-Quarterly(A)*	286,270	9,327
Materials Select Sector SPDR Fund	4,571	401
Real Estate Select Sector SPDR Fund	11,517	477
Technology Select Sector SPDR Fund(A)	30,426	7,705
Utilities Select Sector SPDR Fund	7,453	609

Total Exchange-Traded Funds
(Cost $38,866)		41,376

SHORT-TERM INVESTMENT — 0.7%
First American Government Obligations Fund - Cl X, 4.25%(B)	275,077	275

Total Short-Term Investment
(Cost $275)		275

Total Investments - 100.2%
(Cost $39,141)		$41,651

Percentages are based on Net Assets of $41,586 (000).

*	Non-income producing security.

(A)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at https://www.SEC.gov.

(B)	The rate shown is the 7-day effective yield as of June 30, 2025.

Cl — Class

ETF — Exchange Traded Fund

SPDR — Standard & Poor's Depositary Receipts

EDG-QH-001-0200

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